VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Argentina: 0.3%
5,819	(1)	Globant SA	$532,904	0.3

		Australia: 1.8%
265,463		Amcor PLC	2,554,756	1.3
611,955		South32 Ltd. - AUD	1,079,301	0.5
			3,634,057	1.8

		Austria: 1.2%
74,578		Erste Group Bank AG	2,464,781	1.2

		Belgium: 0.3%
4,336	(1)	Galapagos NV	660,612	0.3

		Bermuda: 0.5%
61,030	(1)	Liberty Latin America Ltd.	1,043,308	0.5

		Brazil: 1.0%
141,336		Banco Bradesco SA ADR	1,150,475	0.6
22,855	(1)	StoneCo Ltd.	794,897	0.4
			1,945,372	1.0

		Canada: 4.8%
4,032		Canadian Pacific Railway Ltd.	896,027	0.4
60,392		Magna International, Inc.	3,220,705	1.6
25,990		Restaurant Brands International, Inc.	1,848,929	0.9
255,284	(1)	Seven Generations Energy Ltd.	1,622,441	0.8
23,272		Waste Connections, Inc.	2,141,024	1.1
			9,729,126	4.8

		China: 6.6%
20,262	(1)	58.com, Inc. ADR	999,119	0.5
22,621	(1)	Alibaba Group Holding Ltd. ADR	3,782,910	1.9
220,300		BTG Hotels Group Co. Ltd. - A Shares	518,132	0.2
311,000		China Mengniu Dairy Co., Ltd.	1,164,158	0.6
284,000		China Overseas Land & Investment Ltd.	893,520	0.4
195,300		Gree Electric Appliances, Inc. of Zhuhai - A Shares	1,569,169	0.8
11,389		Kweichow Moutai Co. Ltd. - A Shares	1,836,123	0.9
62,200		Tencent Holdings Ltd.	2,601,697	1.3
			13,364,828	6.6

		Finland: 0.6%
30,776		Sampo OYJ	1,222,805	0.6

		France: 7.0%
14,432		Air Liquide SA	2,053,971	1.0
1,587		Dassault Aviation SA	2,245,225	1.1
19,888		EssilorLuxottica SA	2,867,447	1.4
1,392		LVMH Moet Hennessy Louis Vuitton SE	552,292	0.3
39,872		Thales S.A.	4,583,339	2.2
16,408		Total SA	854,314	0.4
15,765	(1)	UbiSoft Entertainment	1,136,512	0.6
			14,293,100	7.0

		Germany: 4.7%
34,349		Bayer AG	2,420,001	1.2
26,424		Infineon Technologies AG	474,755	0.2
9,212		Knorr-Bremse AG	865,906	0.4
17,738		SAP SE	2,087,298	1.0
8,536		Siemens AG	913,741	0.5
35,395	(1)	TeamViewer AG	952,513	0.5
5,742		Wirecard AG	918,950	0.5
19,754	(1),(2)	Zalando SE	901,955	0.4
			9,535,119	4.7

		Hong Kong: 3.3%
359,000		AIA Group Ltd.	3,385,747	1.7
126,240		CK Hutchison Holdings Ltd.	1,114,463	0.5
120,000	(1),(2)	Hansoh Pharmaceutical Group Co. Ltd.	368,597	0.2
33,300		Jardine Matheson Holdings Ltd.	1,782,122	0.9
			6,650,929	3.3

		India: 4.9%
224,261		Axis Bank Ltd.	2,170,241	1.1
131,708		Housing Development Finance Corp.	3,676,270	1.8
15,774		Maruti Suzuki India Ltd.	1,495,617	0.7
1,475,057		NTPC Ltd.	2,446,894	1.2
235,909		Yes Bank Ltd.	137,813	0.1
			9,926,835	4.9

		Indonesia: 1.7%
1,187,200		Bank Central Asia Tbk PT	2,538,197	1.2
22,383,000		Sarana Menara Nusantara Tbk PT	1,032,819	0.5
			3,571,016	1.7

		Italy: 0.9%
243,500		Banca Mediolanum SpA	1,827,795	0.9

		Japan: 14.4%
14,200		Chugai Pharmaceutical Co., Ltd.	1,109,690	0.5
11,900		Daiichi Sankyo Co., Ltd.	751,954	0.4
5,000		Disco Corp.	955,834	0.5
46,100		Pan Pacific International Holdings Corp.	771,824	0.4
19,500		en-japan, Inc.	753,277	0.4
78,700		Fujitsu General Ltd.	1,316,660	0.6
8,300		Hoshizaki Corp.	654,260	0.3
27,000	(3)	Kansai Paint Co., Ltd.	631,116	0.3
6,200		Kusuri no Aoki Holdings Co. Ltd.	423,204	0.2
134,700		Mitsubishi Electric Corp.	1,796,919	0.9

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
40,100		Murata Manufacturing Co., Ltd.	$1,943,548	0.9
65,000		Nippon Telegraph & Telephone Corp.	3,109,841	1.5
17,800		Otsuka Holdings Co. Ltd.	668,658	0.3
59,000		Outsourcing, Inc.	565,165	0.3
60,400		Persol Holdings Co. Ltd.	1,148,015	0.6
55,100		Sega Sammy Holdings, Inc.	772,953	0.4
82,600		Seven & I Holdings Co., Ltd.	3,165,668	1.5
43,600		Stanley Electric Co., Ltd.	1,161,307	0.6
15,900		Suzuki Motor Corp.	677,329	0.3
115,560		Takeda Pharmaceutical Co., Ltd.	3,965,520	1.9
34,900		Terumo Corp.	1,129,302	0.6
11,800		Trend Micro, Inc.	563,904	0.3
491,300		Yahoo! Japan Corp.	1,384,181	0.7
			29,420,129	14.4

		Netherlands: 6.8%
12,822		Airbus SE	1,664,667	0.8
12,041		ASML Holding NV	2,986,340	1.5
70,739		Koninklijke Philips NV	3,268,795	1.6
34,005		NXP Semiconductor NV - NXPI - US	3,710,626	1.8
30,287	(1)	Prosus NV	2,223,320	1.1
			13,853,748	6.8

		Peru: 0.7%
7,056		Credicorp Ltd.	1,470,753	0.7

		Philippines: 0.4%
40,145		SM Investments Corp.	752,288	0.4

		Poland: 0.3%
74,412		Powszechny Zaklad Ubezpieczen SA	694,131	0.3

		Portugal: 2.5%
189,718		Galp Energia SGPS SA	2,853,207	1.4
137,590		Jeronimo Martins SGPS SA	2,320,273	1.1
			5,173,480	2.5

		Saudi Arabia: 0.3%
40,963		Al Rajhi Bank	691,823	0.3

		South Africa: 2.7%
399,956		FirstRand Ltd.	1,643,248	0.8
25,619		Naspers Ltd.	3,878,952	1.9
			5,522,200	2.7

		South Korea: 4.0%
1,173		LG Household & Health Care Ltd.	1,280,238	0.6
25,524		Naver Corp.	3,347,862	1.6
87,564		Samsung Electronics Co., Ltd.	3,585,226	1.8
			8,213,326	4.0

		Spain: 1.1%
31,910		Amadeus IT Group SA	2,286,410	1.1

		Sweden: 2.6%
141,756		Essity AB	4,136,216	2.0
24,062		Hexagon AB - B Shares	1,159,068	0.6
			5,295,284	2.6

		Switzerland: 7.3%
11,871	(1)	Alcon, Inc.	692,434	0.3
1,422		dorma+kaba Holding AG	917,118	0.5
38,917		Julius Baer Group Ltd.	1,723,670	0.9
8,004		Lonza Group AG	2,708,642	1.3
37,499		Nestle SA	4,066,937	2.0
6,546		Roche Holding AG	1,905,964	0.9
257,344		UBS Group AG	2,921,997	1.4
			14,936,762	7.3

		Taiwan: 1.9%
437,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,881,230	1.9

		Thailand: 0.7%
521,700		CP ALL PCL (Foreign)	1,384,692	0.7

		United Arab Emirates: 1.1%
298,583		First Abu Dhabi Bank PJSC	1,224,577	0.6
148,973	(1),(2)	Network International Holdings PLC	979,962	0.5
			2,204,539	1.1

		United Kingdom: 7.1%
68,741		British American Tobacco PLC	2,538,610	1.3
32,592		Burberry Group PLC	870,581	0.4
50,331	(1)	Farfetch Ltd. - Class A	434,860	0.2
67,950		HomeServe PLC	990,873	0.5
11,722		Linde PLC	2,275,157	1.1
11,917	(1)	LivaNova PLC	879,355	0.5
24,526		London Stock Exchange Group PLC	2,202,417	1.1
61,371		Prudential PLC	1,112,112	0.5
3,756		Reckitt Benckiser Group PLC	293,265	0.1
48,001		Smith & Nephew PLC	1,155,950	0.6
30,035		St. James’s Place PLC	361,249	0.2
634,098		Vodafone Group PLC	1,263,311	0.6
			14,377,740	7.1

		United States: 3.4%
1,012	(1)	Booking Holdings, Inc.	1,986,161	1.0
8,557		Mastercard, Inc. - Class A	2,323,825	1.1

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
34,469		Philip Morris International, Inc.	$2,617,231	1.3
			6,927,217	3.4

	Total Common Stock (Cost $177,913,902)		197,488,339	96.9

PREFERRED STOCK: 0.6%
		China: 0.2%
9,427	(1),(4),(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	480,137	0.2

		Germany: 0.2%
1,917		Sartorius AG	349,490	0.2

		United Kingdom: 0.2%
990	(1),(4),(5)	Roofoods Ltd. - Series G	413,723	0.2

	Total Preferred Stock (Cost $937,479)		1,243,350	0.6

	Total Long-Term Investments (Cost $178,851,381)		198,731,689	97.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 0.3%
654,410	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $654,452, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $667,498, due 10/15/19-09/01/49) (Cost $654,410)	654,410	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
2,579,585	(7)	T. Rowe Price Government Reserve Fund, 2.460% (Cost $2,579,585)	2,579,585	1.3

	Total Short-Term Investments (Cost $3,233,995)		3,233,995	1.6

	Total Investments in Securities (Cost $182,085,376)		$201,965,684	99.1
	Assets in Excess of Other Liabilities		1,733,540	0.9
	Net Assets		$203,699,224	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Portfolio held restricted securities with a fair value of $893,860 or 0.4% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	16.0%
Consumer Discretionary	15.1
Information Technology	14.8
Consumer Staples	12.6
Industrials	11.7
Health Care	10.9
Communication Services	8.0
Materials	4.2
Energy	2.6
Utilities	1.2
Real Estate	0.4
Short-Term Investments	1.6
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Argentina	$532,904	$–	$–	$532,904
Australia	–	3,634,057	–	3,634,057
Austria	–	2,464,781	–	2,464,781
Belgium	–	660,612	–	660,612
Bermuda	1,043,308	–	–	1,043,308
Brazil	1,945,372	–	–	1,945,372
Canada	9,729,126	–	–	9,729,126
China	4,782,029	8,582,799	–	13,364,828
Finland	–	1,222,805	–	1,222,805
France	2,245,225	12,047,875	–	14,293,100
Germany	1,818,419	7,716,700	–	9,535,119
Hong Kong	–	6,650,929	–	6,650,929
India	137,813	9,789,022	–	9,926,835
Indonesia	1,032,819	2,538,197	–	3,571,016
Italy	–	1,827,795	–	1,827,795
Japan	–	29,420,129	–	29,420,129
Netherlands	5,933,946	7,919,802	–	13,853,748
Peru	1,470,753	–	–	1,470,753
Philippines	–	752,288	–	752,288
Poland	–	694,131	–	694,131
Portugal	–	5,173,480	–	5,173,480
Saudi Arabia	–	691,823	–	691,823
South Africa	–	5,522,200	–	5,522,200
South Korea	–	8,213,326	–	8,213,326
Spain	–	2,286,410	–	2,286,410
Sweden	–	5,295,284	–	5,295,284
Switzerland	–	14,936,762	–	14,936,762
Taiwan	–	3,881,230	–	3,881,230
Thailand	–	1,384,692	–	1,384,692
United Arab Emirates	–	2,204,539	–	2,204,539
United Kingdom	2,305,088	12,072,652	–	14,377,740
United States	6,927,217	–	–	6,927,217
Total Common Stock	39,904,019	157,584,320	–	197,488,339
Preferred Stock	–	349,490	893,860	1,243,350
Short-Term Investments	2,579,585	654,410	–	3,233,995
Total Investments, at fair value	$42,483,604	$158,588,220	$893,860	$201,965,684
Other Financial Instruments+
Forward Foreign Currency Contracts	–	5,184	–	5,184
Total Assets	$42,483,604	$158,593,404	$893,860	$201,970,868
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(488)	$–	$(488)
Total Liabilities	$–	$(488)	$–	$(488)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2019, VY® T. Rowe Price International Stock Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Roofoods Ltd. - Series G	5/16/2019	$413,722	$413,723
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	$258,547	$480,137
		$672,269	$893,860

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,029,789	JPY 110,679,000	Citibank N.A.	10/15/19	$5,184
				$5,184

At September 30, 2019, the following OTC written equity options were outstanding for VY® T. Rowe Price International Stock Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Hexagon AB	Morgan Stanley & Co.	Call	10/18/19	SEK	525.000	21	SEK	996,660	$1,148	$(46)
Thales S.A.	Morgan Stanley & Co.	Call	12/20/19	EUR	120.000	6	EUR	63,300	980	(241)
Thales S.A.	Morgan Stanley & Co.	Call	12/20/19	EUR	120.000	5	EUR	52,750	804	(201)
									$2,932	$(488)

Currency Abbreviations

EUR	-	EU Euro
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $183,883,563.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$33,633,388
Gross Unrealized Depreciation	(15,131,655)

Net Unrealized Appreciation	$18,501,733